UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-05689

Deutsche Multi-Market Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  11/30

Date of reporting period:  2/28/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 28, 2015 (Unaudited)

Deutsche Multi-Market Income Trust
		Principal Amount ($) (a)	Value ($)
Corporate Bonds 84.6%
Consumer Discretionary 13.8%
Ally Financial, Inc., 3.25%, 2/13/2018		935,000	935,000
AMC Entertainment, Inc., 5.875%, 2/15/2022		295,000	306,063
AmeriGas Finance LLC:
6.75%, 5/20/2020		625,000	667,187
7.0%, 5/20/2022		485,000	518,950
APX Group, Inc., 6.375%, 12/1/2019		295,000	295,738
Arcelik AS, 144A, 5.0%, 4/3/2023		815,000	784,030
Asbury Automotive Group, Inc., 6.0%, 12/15/2024		525,000	549,937
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022		455,000	494,812
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		465,000	415,012
Avis Budget Car Rental LLC, 5.5%, 4/1/2023		770,000	806,575
Block Communications, Inc., 144A, 7.25%, 2/1/2020		580,000	600,300
Cablevision Systems Corp.:
5.875%, 9/15/2022		575,000	595,125
8.0%, 4/15/2020		510,000	580,762
CCOH Safari LLC:
5.5%, 12/1/2022		280,000	289,450
5.75%, 12/1/2024		280,000	289,800
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		815,000	813,981
144A, 6.375%, 9/15/2020		1,630,000	1,727,800
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5%, 11/15/2022		355,000	371,862
Series B, 6.5%, 11/15/2022		525,000	553,875
Series A, 7.625%, 3/15/2020		85,000	89,038
Series B, 7.625%, 3/15/2020		865,000	914,737
Cogeco Cable, Inc., 144A, 4.875%, 5/1/2020		35,000	35,700
CSC Holdings LLC, 144A, 5.25%, 6/1/2024		970,000	990,612
Cumulus Media Holdings, Inc., 7.75%, 5/1/2019		265,000	275,600
Dana Holding Corp., 5.5%, 12/15/2024		195,000	201,338
DISH DBS Corp.:
5.0%, 3/15/2023		460,000	442,750
6.75%, 6/1/2021		110,000	117,288
Family Tree Escrow LLC:
144A, 5.25%, 3/1/2020		1,110,000	1,159,950
144A, 5.75%, 3/1/2023		350,000	368,375
Goodyear Tire & Rubber Co., 6.5%, 3/1/2021		1,000,000	1,075,000
Group 1 Automotive, Inc., 144A, 5.0%, 6/1/2022		545,000	545,000
Harron Communications LP, 144A, 9.125%, 4/1/2020		605,000	662,475
HD Supply, Inc.:
144A, 5.25%, 12/15/2021		290,000	301,238
7.5%, 7/15/2020		105,000	112,350
11.5%, 7/15/2020		355,000	408,250
Hot Topic, Inc., 144A, 9.25%, 6/15/2021		195,000	213,038
iHeartCommunications, Inc.:
9.0%, 12/15/2019		710,000	701,125
11.25%, 3/1/2021		195,000	200,850
Jo-Ann Stores Holdings, Inc., 144A, 9.75%, 10/15/2019		175,000	164,063
Live Nation Entertainment, Inc.:
144A, 5.375%, 6/15/2022		70,000	71,050
144A, 7.0%, 9/1/2020		470,000	504,075
MDC Partners, Inc., 144A, 6.75%, 4/1/2020		330,000	347,325
Mediacom Broadband LLC:
5.5%, 4/15/2021		70,000	71,225
6.375%, 4/1/2023		610,000	642,787
Mediacom LLC, 7.25%, 2/15/2022		165,000	178,200
MGM Resorts International:
6.0%, 3/15/2023		300,000	312,000
6.75%, 10/1/2020		615,000	672,272
8.625%, 2/1/2019		770,000	885,500
Nielsen Finance LLC, 144A, 5.0%, 4/15/2022		155,000	158,488
Numericable-SFR:
144A, 4.875%, 5/15/2019		715,000	715,000
144A, 6.0%, 5/15/2022		1,070,000	1,088,725
144A, 6.25%, 5/15/2024		315,000	323,348
Penske Automotive Group, Inc., 5.375%, 12/1/2024		700,000	724,500
Pinnacle Entertainment, Inc., 6.375%, 8/1/2021		210,000	223,125
Quebecor Media, Inc., 5.75%, 1/15/2023		295,000	308,275
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		180,000	180,450
Serta Simmons Holdings LLC, 144A, 8.125%, 10/1/2020		165,000	175,725
Sirius XM Radio, Inc., 144A, 5.875%, 10/1/2020		310,000	326,662
Springs Industries, Inc., 6.25%, 6/1/2021		415,000	405,662
Starz LLC, 5.0%, 9/15/2019		230,000	236,900
Suburban Propane Partners LP, 5.75%, 3/1/2025		150,000	153,750
TRI Pointe Holdings, Inc., 144A, 4.375%, 6/15/2019		185,000	182,919
UCI International, Inc., 8.625%, 2/15/2019		165,000	152,213
Unitymedia Hessen GmbH & Co., KG, 144A, 5.5%, 1/15/2023		1,320,000	1,392,600
Viking Cruises Ltd., 144A, 8.5%, 10/15/2022		295,000	329,662
Visant Corp., 10.0%, 10/1/2017		80,000	72,200

			31,409,674
Consumer Staples 1.8%
Chiquita Brands International, Inc., 7.875%, 2/1/2021		59,000	64,752
Cott Beverages, Inc.:
144A, 5.375%, 7/1/2022		515,000	475,087
144A, 6.75%, 1/1/2020		195,000	195,000
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		500,000	525,000
JBS Investments GmbH, 144A, 7.25%, 4/3/2024		710,000	724,200
JBS U.S.A. LLC:
144A, 7.25%, 6/1/2021		775,000	815,219
144A, 8.25%, 2/1/2020		240,000	254,400
Marfrig Overseas Ltd., 144A, 9.5%, 5/4/2020		500,000	490,500
Post Holdings, Inc., 144A, 6.75%, 12/1/2021		155,000	158,487
Roundy's Supermarkets, Inc., 144A, 10.25%, 12/15/2020		75,000	63,750
Smithfield Foods, Inc., 6.625%, 8/15/2022		15,000	16,313
The WhiteWave Foods Co., 5.375%, 10/1/2022		205,000	220,119

			4,002,827
Energy 12.8%
Afren PLC, 144A, 10.25%, 4/8/2019		1,492,000	587,848
Antero Resources Corp., 5.125%, 12/1/2022		365,000	359,525
Antero Resources Finance Corp., 5.375%, 11/1/2021		320,000	322,400
Baytex Energy Corp.:
144A, 5.125%, 6/1/2021		85,000	80,963
144A, 5.625%, 6/1/2024		125,000	117,906
Berry Petroleum Co., LLC:
6.375%, 9/15/2022		285,000	226,575
6.75%, 11/1/2020		805,000	680,225
Blue Racer Midstream LLC, 144A, 6.125%, 11/15/2022		120,000	123,600
BreitBurn Energy Partners LP:
7.875%, 4/15/2022		305,000	240,950
8.625%, 10/15/2020		30,000	24,600
California Resources Corp.:
144A, 5.0%, 1/15/2020		150,000	137,625
144A, 5.5%, 9/15/2021		357,000	325,762
144A, 6.0%, 11/15/2024		145,000	129,231
Chaparral Energy, Inc., 7.625%, 11/15/2022		255,000	188,700
Chesapeake Energy Corp.:
5.75%, 3/15/2023		460,000	480,125
6.125%, 2/15/2021		50,000	53,125
Concho Resources, Inc., 5.5%, 4/1/2023		200,000	207,000
Continental Resources, Inc., 3.8%, 6/1/2024		455,000	424,183
Crestwood Midstream Partners LP, 6.125%, 3/1/2022		245,000	246,225
Delek & Avner Tamar Bond Ltd., 144A, 5.082%, 12/30/2023		1,000,000	1,012,749
Dresser-Rand Group, Inc., 6.5%, 5/1/2021		380,000	404,700
Ecopetrol SA, 5.875%, 5/28/2045		800,000	767,920
Endeavor Energy Resources LP, 144A, 7.0%, 8/15/2021		740,000	717,800
EP Energy LLC, 6.875%, 5/1/2019		520,000	533,000
EV Energy Partners LP, 8.0%, 4/15/2019		1,405,000	1,326,882
Halcon Resources Corp., 8.875%, 5/15/2021		39,000	29,640
Holly Energy Partners LP, 6.5%, 3/1/2020		165,000	160,875
Inkia Energy Ltd., 144A, 8.375%, 4/4/2021		690,000	710,700
Ithaca Energy, Inc., 144A, 8.125%, 7/1/2019		215,000	174,150
Jupiter Resources, Inc., 144A, 8.5%, 10/1/2022		210,000	170,100
Linn Energy LLC, 6.25%, 11/1/2019		200,000	170,500
MEG Energy Corp.:
144A, 6.5%, 3/15/2021		325,000	314,438
144A, 7.0%, 3/31/2024		965,000	939,669
Memorial Resource Development Corp., 144A, 5.875%, 7/1/2022		245,000	235,200
Murphy Oil U.S.A., Inc., 6.0%, 8/15/2023		400,000	426,500
Newfield Exploration Co., 5.75%, 1/30/2022		305,000	319,488
Northern Oil & Gas, Inc., 8.0%, 6/1/2020		875,000	805,000
Nostrum Oil & Gas Finance BV, 144A, 6.375%, 2/14/2019		1,500,000	1,271,250
Oasis Petroleum, Inc.:
6.875%, 3/15/2022		320,000	313,600
6.875%, 1/15/2023		215,000	208,013
Offshore Drilling Holding SA, 144A, 8.625%, 9/20/2020		1,000,000	810,000
Pacific Rubiales Energy Corp., 144A, 5.375%, 1/26/2019		1,500,000	1,106,250
Petroleos Mexicanos, 144A, 5.625%, 1/23/2046		800,000	820,400
PT Pertamina Persero, 144A, 5.25%, 5/23/2021		410,000	438,187
QGOG Atlantic, 144A, 5.25%, 7/30/2018		1,592,700	1,393,612
Ras Laffan Liquefied Natural Gas Co., Ltd. II, 144A, 5.298%, 9/30/2020		1,393,650	1,501,658
Regency Energy Partners LP:
5.0%, 10/1/2022		135,000	143,100
5.875%, 3/1/2022		35,000	38,238
Reliance Holding U.S.A., Inc., 144A, 5.4%, 2/14/2022		1,250,000	1,375,857
RSP Permian, Inc., 144A, 6.625%, 10/1/2022		280,000	281,750
Sabine Pass Liquefaction LLC:
5.625%, 2/1/2021		980,000	1,003,275
5.625%, 4/15/2023		220,000	224,950
144A, 5.625%, 3/1/2025 (b)		260,000	261,300
5.75%, 5/15/2024		675,000	690,187
Schahin II Finance Co. SPV Ltd., 144A, 5.875%, 9/25/2022		1,349,000	812,772
Seventy Seven Energy, Inc., 6.5%, 7/15/2022		60,000	31,200
Seventy Seven Operating LLC, 6.625%, 11/15/2019		315,000	252,788
Talos Production LLC, 144A, 9.75%, 2/15/2018		545,000	471,425
Targa Resources Partners LP:
144A, 4.125%, 11/15/2019		75,000	76,313
144A, 5.0%, 1/15/2018		540,000	561,600
TerraForm Power Operating LLC, 144A, 5.875%, 2/1/2023		255,000	265,200
Triangle U.S.A. Petroleum Corp., 144A, 6.75%, 7/15/2022		175,000	143,500
Welltec A/S, 144A, 8.0%, 2/1/2019		200,000	182,000
Whiting Petroleum Corp., 5.75%, 3/15/2021		200,000	197,000

			29,051,304
Financials 6.2%
Banco do Brasil SA, 144A, 9.0%, 6/29/2049		1,500,000	1,267,500
Banco Santander Brasil SA, 144A, 8.0%, 3/18/2016	BRL	1,000,000	334,654
BBVA Bancomer SA, 144A, 6.75%, 9/30/2022		1,800,000	2,045,880
CIMPOR Financial Operations BV, 144A, 5.75%, 7/17/2024		250,000	198,125
CIT Group, Inc., 3.875%, 2/19/2019		1,475,000	1,487,906
Corpbanca SA, 144A, 3.875%, 9/22/2019		2,000,000	2,020,376
Country Garden Holdings Co., Ltd., 144A, 11.125%, 2/23/2018		800,000	846,000
Credit Agricole SA, 144A, 7.875%, 1/29/2049		455,000	478,687
Credit Suisse Group AG, 144A, 6.25%, 12/29/2049		290,000	287,361
Denali Borrower LLC, 144A, 5.625%, 10/15/2020		300,000	319,500
E*TRADE Financial Corp., 5.375%, 11/15/2022		180,000	189,900
Hellas Telecommunications Finance, 144A, 8.071% **, 7/15/2015 *	EUR	278,431	0
MPT Operating Partnership LP:
(REIT), 6.375%, 2/15/2022		415,000	450,275
(REIT), 6.875%, 5/1/2021		415,000	447,681
National Savings Bank, 144A, 5.15%, 9/10/2019		500,000	491,175
Neuberger Berman Group LLC, 144A, 5.875%, 3/15/2022		405,000	433,350
Popular, Inc., 7.0%, 7/1/2019		185,000	185,925
Societe Generale SA, 144A, 7.875%, 12/29/2049		735,000	745,106
The Goldman Sachs Group, Inc., Series L, 5.7%, 12/29/2049		360,000	371,700
Yapi ve Kredi Bankasi AS, 144A, 5.5%, 12/6/2022		1,500,000	1,444,920

			14,046,021
Health Care 6.7%
Aviv Healthcare Properties LP, 6.0%, 10/15/2021		165,000	176,550
Community Health Systems, Inc.:
5.125%, 8/1/2021		75,000	78,188
6.875%, 2/1/2022		300,000	320,812
7.125%, 7/15/2020		2,715,000	2,901,656
Crimson Merger Sub, Inc., 144A, 6.625%, 5/15/2022		730,000	677,075
Endo Finance LLC:
144A, 5.375%, 1/15/2023		285,000	289,988
144A, 5.75%, 1/15/2022		305,000	321,394
144A, 6.0%, 2/1/2025		150,000	158,813
Fresenius Medical Care U.S. Finance, Inc., 144A, 6.5%, 9/15/2018		170,000	189,550
HCA, Inc.:
5.25%, 4/15/2025		155,000	170,306
5.375%, 2/1/2025		355,000	376,300
6.5%, 2/15/2020		1,700,000	1,933,750
7.5%, 2/15/2022		620,000	731,600
Hologic, Inc., 6.25%, 8/1/2020		300,000	314,250
IMS Health, Inc., 144A, 6.0%, 11/1/2020		365,000	381,425
LifePoint Hospitals, Inc, 5.5%, 12/1/2021		385,000	409,062
Par Pharmaceutical Companies, Inc., 7.375%, 10/15/2020		475,000	503,500
Physio-Control International, Inc., 144A, 9.875%, 1/15/2019		228,000	243,390
Valeant Pharmaceuticals International, Inc.:
144A, 6.375%, 10/15/2020		320,000	336,800
144A, 6.75%, 8/15/2018		3,025,000	3,214,062
144A, 7.5%, 7/15/2021		1,455,000	1,578,675

			15,307,146
Industrials 11.8%
ADT Corp.:
3.5%, 7/15/2022		190,000	174,325
4.125%, 4/15/2019		65,000	65,894
5.25%, 3/15/2020		320,000	335,200
6.25%, 10/15/2021		235,000	254,388
Aguila 3 SA, 144A, 7.875%, 1/31/2018		685,000	693,562
Air Lease Corp., 4.75%, 3/1/2020		415,000	447,162
Apex Tool Group LLC, 144A, 7.0%, 2/1/2021		280,000	260,400
Artesyn Embedded Technologies, Inc., 144A, 9.75%, 10/15/2020		395,000	377,225
Belden, Inc., 144A, 5.5%, 9/1/2022		505,000	517,625
Bombardier, Inc.:
144A, 4.75%, 4/15/2019		215,000	209,625
144A, 5.5%, 9/15/2018 (b)		100,000	101,375
144A, 5.75%, 3/15/2022		340,000	324,700
144A, 6.0%, 10/15/2022		355,000	339,912
144A, 7.5%, 3/15/2025 (b)		105,000	106,181
144A, 7.75%, 3/15/2020		1,700,000	1,772,250
Carlson Travel Holdings, Inc., 144A, 7.5%, 8/15/2019		165,000	167,063
Casella Waste Systems, Inc., 7.75%, 2/15/2019		540,000	545,400
Covanta Holding Corp., 5.875%, 3/1/2024		295,000	306,800
Coveris Holdings SA, 144A, 7.875%, 11/1/2019		460,000	466,900
CTP Transportation Products LLC, 144A, 8.25%, 12/15/2019		385,000	402,325
DigitalGlobe, Inc., 144A, 5.25%, 2/1/2021		210,000	203,700
DP World Ltd., 144A, 6.85%, 7/2/2037		500,000	583,860
DR Horton, Inc., 4.0%, 2/15/2020		100,000	101,000
Empresas ICA SAB de CV, 144A, 8.875%, 5/29/2024		1,800,000	1,227,960
Florida East Coast Holdings Corp., 144A, 6.75%, 5/1/2019		300,000	309,375
FTI Consulting, Inc.:
6.0%, 11/15/2022		295,000	313,437
6.75%, 10/1/2020		1,095,000	1,156,594
Garda World Security Corp., 144A, 7.25%, 11/15/2021		400,000	391,000
Gates Global LLC, 144A, 6.0%, 7/15/2022		245,000	235,200
GenCorp, Inc., 7.125%, 3/15/2021		690,000	729,675
Huntington Ingalls Industries, Inc., 144A, 5.0%, 12/15/2021		415,000	435,231
Kazakhstan Temir Zholy Finance BV, 144A, 6.375%, 10/6/2020		2,000,000	1,962,360
Kenan Advantage Group, Inc., 144A, 8.375%, 12/15/2018		805,000	837,200
Meritor, Inc.:
6.25%, 2/15/2024		285,000	289,987
6.75%, 6/15/2021		400,000	419,000
Moog, Inc., 144A, 5.25%, 12/1/2022		175,000	180,688
Navios Maritime Holdings, Inc., 144A, 7.375%, 1/15/2022		1,150,000	1,078,125
Nortek, Inc., 8.5%, 4/15/2021		315,000	338,625
Odebrecht Finance Ltd., 144A, 5.25%, 6/27/2029		1,100,000	866,250
Odebrecht Offshore Drilling Finance Ltd., 144A, 6.75%, 10/1/2022		1,979,250	1,533,919
Oshkosh Corp.:
5.375%, 3/1/2022		217,500	222,938
144A, 5.375%, 3/1/2025 (b)		25,000	25,563
Ply Gem Industries, Inc., 6.5%, 2/1/2022		525,000	507,750
SBA Communications Corp., 5.625%, 10/1/2019		285,000	299,962
Spirit AeroSystems, Inc., 5.25%, 3/15/2022		390,000	406,575
Titan International, Inc., 6.875%, 10/1/2020		945,000	859,950
TransDigm, Inc.:
6.0%, 7/15/2022		350,000	354,375
6.5%, 7/15/2024		210,000	214,725
7.5%, 7/15/2021		1,095,000	1,167,544
Triumph Group, Inc., 5.25%, 6/1/2022		175,000	172,375
United Rentals North America, Inc.:
5.75%, 7/15/2018		860,000	892,787
6.125%, 6/15/2023		35,000	37,538
7.625%, 4/15/2022		455,000	505,419
USG Corp., 144A, 5.5%, 3/1/2025		10,000	10,225
Wise Metals Group LLC, 144A, 8.75%, 12/15/2018		255,000	276,356
XPO Logistics, Inc., 144A, 7.875%, 9/1/2019		255,000	271,097

			27,286,677
Information Technology 5.8%
ACI Worldwide, Inc., 144A, 6.375%, 8/15/2020		140,000	146,300
Activision Blizzard, Inc., 144A, 5.625%, 9/15/2021		1,255,000	1,342,850
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017		370,000	383,875
Audatex North America, Inc.:
144A, 6.0%, 6/15/2021		425,000	451,562
144A, 6.125%, 11/1/2023		120,000	127,200
BMC Software Finance, Inc., 144A, 8.125%, 7/15/2021		615,000	574,256
Boxer Parent Co., Inc., 144A, 9.0%, 10/15/2019		425,000	355,938
Cardtronics, Inc., 144A, 5.125%, 8/1/2022		175,000	171,281
CDW LLC, 5.5%, 12/1/2024		705,000	733,200
CyrusOne LP, 6.375%, 11/15/2022		145,000	153,700
EarthLink Holdings Corp., 7.375%, 6/1/2020		345,000	352,763
Entegris, Inc., 144A, 6.0%, 4/1/2022		215,000	223,600
Equinix, Inc.:
5.375%, 1/1/2022		240,000	250,200
5.375%, 4/1/2023		995,000	1,040,397
5.75%, 1/1/2025		180,000	189,000
First Data Corp.:
144A, 6.75%, 11/1/2020		1,579,000	1,693,477
144A, 7.375%, 6/15/2019		365,000	383,250
144A, 8.75%, 1/15/2022		660,000	712,800
Freescale Semiconductor, Inc., 144A, 6.0%, 1/15/2022		380,000	409,450
Jabil Circuit, Inc., 5.625%, 12/15/2020		400,000	435,000
Micron Technology, Inc., 144A, 5.25%, 8/1/2023		250,000	255,938
NCR Corp.:
5.875%, 12/15/2021		75,000	77,625
6.375%, 12/15/2023		190,000	200,925
Open Text Corp., 144A, 5.625%, 1/15/2023		200,000	206,000
Project Homestake Merger Corp., 144A, 8.875%, 3/1/2023 (b)		155,000	157,131
Sanmina Corp., 144A, 4.375%, 6/1/2019		35,000	35,263
Tencent Holdings Ltd., 144A, 3.375%, 5/2/2019		2,000,000	2,053,964

			13,116,945
Materials 10.2%
Ardagh Packaging Finance PLC:
144A, 3.241% **, 12/15/2019		490,000	481,425
144A, 6.75%, 1/31/2021		340,000	343,400
Berry Plastics Corp.:
5.5%, 5/15/2022		600,000	627,000
9.75%, 1/15/2021		305,000	339,694
Cascades, Inc., 144A, 5.5%, 7/15/2022		185,000	190,550
Cemex SAB de CV, 144A, 6.5%, 12/10/2019		1,300,000	1,366,625
CITIC Ltd., REG S, 6.8%, 1/17/2023		2,000,000	2,349,340
Clearwater Paper Corp., 144A, 5.375%, 2/1/2025		320,000	327,200
Exopack Holding Corp., 144A, 10.0%, 6/1/2018		335,000	354,262
First Quantum Minerals Ltd.:
144A, 6.75%, 2/15/2020		200,000	186,000
144A, 7.0%, 2/15/2021		630,000	584,325
FMG Resources (August 2006) Pty Ltd., 144A, 8.25%, 11/1/2019		410,000	387,450
Greif, Inc., 7.75%, 8/1/2019		870,000	991,800
Hexion U.S. Finance Corp.:
6.625%, 4/15/2020		805,000	768,775
8.875%, 2/1/2018		245,000	206,413
Kaiser Aluminum Corp., 8.25%, 6/1/2020		395,000	428,081
KGHM International Ltd., 144A, 7.75%, 6/15/2019		900,000	929,250
Novelis, Inc., 8.75%, 12/15/2020		1,820,000	1,974,700
Perstorp Holding AB, 144A, 8.75%, 5/15/2017		400,000	414,000
Plastipak Holdings, Inc., 144A, 6.5%, 10/1/2021		390,000	396,825
PSPC Escrow Corp., 144A, 6.5%, 2/1/2022		235,000	247,631
Rain CII Carbon LLC:
144A, 8.0%, 12/1/2018		370,000	357,050
144A, 8.25%, 1/15/2021		225,000	217,406
Reynolds Group Issuer, Inc.:
5.75%, 10/15/2020		3,720,000	3,864,150
6.875%, 2/15/2021		760,000	803,700
8.25%, 2/15/2021		265,000	278,913
Sealed Air Corp.:
144A, 4.875%, 12/1/2022		120,000	123,600
144A, 5.125%, 12/1/2024		60,000	62,700
Signode Industrial Group Lux SA, 144A, 6.375%, 5/1/2022		285,000	280,725
Tronox Finance LLC, 6.375%, 8/15/2020		275,000	273,969
Turkiye Sise ve Cam Fabrikalari AS, 144A, 4.25%, 5/9/2020		1,000,000	976,250
Volcan Cia Minera SAA, 144A, 5.375%, 2/2/2022		1,565,000	1,491,445
WR Grace & Co-Conn:
144A, 5.125%, 10/1/2021		105,000	108,675
144A, 5.625%, 10/1/2024		55,000	59,125

			22,792,454
Telecommunication Services 12.9%
Altice Financing SA:
144A, 6.5%, 1/15/2022		240,000	248,400
144A, 7.875%, 12/15/2019		335,000	355,938
Altice Finco SA, 144A, 9.875%, 12/15/2020		335,000	372,688
Altice SA, 144A, 7.75%, 5/15/2022		335,000	345,888
B Communications Ltd., 144A, 7.375%, 2/15/2021		370,000	395,900
Bharti Airtel International Netherlands BV, 144A, 5.125%, 3/11/2023		1,400,000	1,521,353
CenturyLink, Inc.:
Series V, 5.625%, 4/1/2020		145,000	155,150
Series W, 6.75%, 12/1/2023		405,000	457,397
Cincinnati Bell, Inc., 8.375%, 10/15/2020		2,005,000	2,135,325
CommScope, Inc., 144A, 5.0%, 6/15/2021		350,000	354,375
Digicel Group Ltd.:
144A, 7.125%, 4/1/2022		355,000	338,138
144A, 8.25%, 9/30/2020		1,703,000	1,722,584
Digicel Ltd.:
144A, 6.75%, 3/1/2023 (b)		390,000	393,412
144A, 7.0%, 2/15/2020		200,000	205,000
Frontier Communications Corp.:
6.25%, 9/15/2021		160,000	164,400
6.875%, 1/15/2025		680,000	681,700
7.125%, 1/15/2023		1,925,000	2,009,219
8.5%, 4/15/2020		130,000	146,900
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		1,100,000	1,201,750
7.625%, 6/15/2021		335,000	371,850
Intelsat Jackson Holdings SA:
5.5%, 8/1/2023		600,000	567,750
7.5%, 4/1/2021		1,770,000	1,854,075
Intelsat Luxembourg SA:
7.75%, 6/1/2021		945,000	875,306
8.125%, 6/1/2023		145,000	134,850
Level 3 Financing, Inc.:
5.375%, 8/15/2022		750,000	776,017
6.125%, 1/15/2021		230,000	243,513
7.0%, 6/1/2020		550,000	591,365
Millicom International Cellular SA, 144A, 4.75%, 5/22/2020		800,000	780,000
Pacnet Ltd., 144A, 9.0%, 12/12/2018		240,000	265,800
Sprint Communications, Inc.:
144A, 7.0%, 3/1/2020		320,000	354,499
144A, 9.0%, 11/15/2018		1,085,000	1,261,312
Sprint Corp., 7.125%, 6/15/2024		1,325,000	1,318,375
T-Mobile U.S.A., Inc.:
6.125%, 1/15/2022		155,000	163,138
6.625%, 11/15/2020		600,000	633,000
Turk Telekomunikasyon AS, 144A, 3.75%, 6/19/2019		2,000,000	2,005,000
UPCB Finance V Ltd., 144A, 7.25%, 11/15/2021		725,000	793,875
UPCB Finance VI Ltd., 144A, 6.875%, 1/15/2022		495,000	536,456
Wind Acquisition Finance SA, 144A, 6.5%, 4/30/2020		290,000	307,400
Windstream Corp.:
6.375%, 8/1/2023		350,000	322,000
7.5%, 4/1/2023		590,000	579,675
7.75%, 10/15/2020		115,000	118,991
7.75%, 10/1/2021		990,000	999,900
Zayo Group LLC, 144A, 6.0%, 4/1/2023		200,000	204,500

			29,264,164
Utilities 2.6%
Calpine Corp.:
5.375%, 1/15/2023		290,000	294,350
5.75%, 1/15/2025		290,000	295,800
Dynegy Finance I, Inc., 144A, 7.625%, 11/1/2024		50,000	53,063
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024 *		400,000	372,000
Hrvatska Elektroprivreda, 144A, 6.0%, 11/9/2017		1,600,000	1,676,000
NGL Energy Partners LP, 5.125%, 7/15/2019		245,000	238,875
NRG Energy, Inc.:
6.25%, 5/1/2024		1,050,000	1,071,000
7.875%, 5/15/2021		275,000	298,925
RJS Power Holdings LLC, 144A, 5.125%, 7/15/2019		250,000	246,250
Saudi Electricity Global Sukuk Co. 3, 144A, 5.5%, 4/8/2044		1,000,000	1,112,500

			5,658,763

Total Corporate Bonds (Cost $194,922,418)			191,935,975
Government & Agency Obligations 9.9%
Other Government Related (c) 0.4%
VTB Bank OJSC, 144A, 6.315%, 2/22/2018		985,000	888,962
Sovereign Bonds 9.5%
Dominican Republic, 144A, 6.85%, 1/27/2045		500,000	532,500
Federative Republic of Brazil, 12.5%, 1/5/2016	BRL	2,070,000	731,017
Hazine Mustesarligi Varlik Kiralama AS, 144A, 2.803%, 3/26/2018		2,000,000	1,979,000
KazAgro National Management Holding JSC, 144A, 4.625%, 5/24/2023		1,250,000	1,081,200
Perusahaan Penerbit SBSN, 144A, 4.35%, 9/10/2024		500,000	518,750
Republic of Argentina-Inflation Linked Bond, 5.83%, 12/31/2033	ARS	654	243
Republic of Chile, 3.125%, 3/27/2025		375,000	392,812
Republic of El Salvador:
144A, 6.375%, 1/18/2027		350,000	355,688
144A, 7.65%, 6/15/2035		500,000	532,500
Republic of Hungary:
4.0%, 3/25/2019		800,000	838,000
6.5%, 6/24/2019	HUF	51,600,000	223,783
Republic of Indonesia:
144A, 3.375%, 4/15/2023		1,800,000	1,784,250
144A, 5.125%, 1/15/2045		710,000	756,150
Republic of Panama:
4.0%, 9/22/2024		430,000	452,575
9.375%, 1/16/2023		2,610,000	3,627,900
Republic of Paraguay, 144A, 6.1%, 8/11/2044		200,000	220,750
Republic of Poland, Series 0725, 3.25%, 7/25/2025	PLN	1,240,000	367,566
Republic of Slovenia:
144A, 4.75%, 5/10/2018		800,000	860,000
144A, 5.5%, 10/26/2022		2,200,000	2,522,212
Republic of South Africa, 6.875%, 5/27/2019		185,000	212,214
Republic of Sri Lanka, 144A, 5.125%, 4/11/2019		1,000,000	1,002,500
Republic of Turkey, 4.875%, 4/16/2043		900,000	891,963
Republic of Uruguay, 5.1%, 6/18/2050		220,000	228,360
United Mexican States:
3.6%, 1/30/2025		900,000	927,000
Series M, 4.75%, 6/14/2018	MXN	5,900,000	396,049
Series M 20, 8.5%, 5/31/2029	MXN	2,950,000	244,454

			21,679,436

Total Government & Agency Obligations (Cost $22,388,147)			22,568,398
Loan Participations and Assignments 39.5%
Senior Loans **
Consumer Discretionary 11.8%
Atlantic Broadband Finance LLC, Term Loan B, 3.25%, 11/30/2019		3,574,034	3,563,991
Avis Budget Car Rental LLC, Term Loan B, 3.0%, 3/15/2019		1,342,915	1,347,957
Cequel Communications LLC, Term Loan B, 3.5%, 2/14/2019		1,510,323	1,513,631
CSC Holdings, Inc., Term Loan B, 2.672%, 4/17/2020		4,151,280	4,141,752
Cumulus Media Holdings, Inc., Term Loan, 4.25%, 12/23/2020		653,429	650,469
Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.75%, 4/30/2019		2,933,333	2,952,591
Hilton Worldwide Finance LLC, Term Loan B2, 3.5%, 10/26/2020		3,786,184	3,790,917
Petco Animal Supplies, Inc., Term Loan, 4.0%, 11/24/2017		536,428	536,897
Polymer Group, Inc., First Lien Term Loan, 5.25%, 12/19/2019		1,514,700	1,522,273
Quebecor Media, Inc., Term Loan B1, 3.25%, 8/17/2020		3,258,746	3,199,698
Seminole Tribe of Florida, Term Loan, 3.0%, 4/29/2020		3,457,350	3,459,511

			26,679,687
Consumer Staples 5.7%
Albertson's LLC, Term Loan B2, 5.375%, 3/21/2019		2,663,766	2,684,304
Big Heart Pet Brands, Term Loan, 3.5%, 3/8/2020		4,307,212	4,306,329
HJ Heinz Co., Term Loan B2, 3.5%, 6/5/2020		1,683,674	1,688,413
Pinnacle Foods Finance LLC:
Term Loan G, 3.0%, 4/29/2020		1,136,077	1,131,658
Term Loan H, 3.0%, 4/29/2020		2,560,553	2,551,873
Vogue International, Inc., Term Loan, 5.75%, 2/14/2020		610,388	614,202

			12,976,779
Energy 1.8%
MEG Energy Corp., Term Loan, 3.75%, 3/31/2020		2,298,548	2,219,547
Tallgrass Operations LLC:
Term Delayed Draw, 4.44%, 11/13/2017		428,031	419,470
Term Loan B, 5.438%, 11/13/2018		1,338,163	1,332,589

			3,971,606
Financials 0.9%
Asurion LLC, Second Lien Term Loan, 8.5%, 3/3/2021		510,000	515,419
Delos Finance Sarl, Term Loan B, 3.5%, 3/6/2021		1,575,000	1,577,622

			2,093,041
Health Care 3.9%
Amsurg Corp., First Lien Term Loan B, 3.75%, 7/16/2021		800,975	803,482
Community Health Systems, Inc., Term Loan D, 4.25%, 1/27/2021		801,900	804,943
DaVita HealthCare Partners, Inc., Term Loan B, 3.5%, 6/24/2021		3,983,980	3,996,928
Par Pharmaceutical Companies, Inc., Term Loan B2, 4.0%, 9/30/2019		1,187,963	1,183,080
Valeant Pharmaceuticals International, Inc.:
Term Loan B, 3.5%, 2/13/2019		1,088,490	1,088,604
Term Loan B, 3.5%, 12/11/2019		1,015,563	1,015,249

			8,892,286
Industrials 3.5%
BE Aerospace, Inc., Term Loan B, 4.0%, 12/16/2021		900,000	903,559
Ply Gem Industries, Inc., Term Loan, 4.0%, 2/1/2021		3,497,878	3,454,890
Transdigm, Inc., Term Loan C, 3.75%, 2/28/2020		2,020,651	2,016,115
WP CPP Holdings LLC, First Lien Term Loan, 4.75%, 12/28/2019		1,652,544	1,655,023

			8,029,587
Information Technology 1.1%
First Data Corp., Term Loan, 4.172%, 3/24/2021		1,775,000	1,782,766
Freescale Semiconductor, Inc., Term Loan B4, 4.25%, 2/28/2020		506,165	505,986
Spansion LLC, Term Loan, 3.75%, 12/19/2019		272,881	272,403

			2,561,155
Materials 4.7%
American Rock Salt Holdings LLC, First Lien Term Loan, 4.75%, 5/20/2021		2,751,175	2,746,360
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 3.75%, 2/1/2020		1,794,881	1,784,596
Berry Plastics Holding Corp.:
Term Loan D, 3.5%, 2/8/2020		2,954,887	2,947,692
Term Loan E, 3.75%, 1/6/2021		1,098,075	1,098,888
MacDermid, Inc.:
First Lien Term Loan, 4.5%, 6/7/2020		812,625	816,993
Term Loan B2, 4.75%, 6/7/2020		1,275,000	1,285,621

			10,680,150
Telecommunication Services 3.3%
Crown Castle International Corp., Term Loan B, 3.0%, 1/31/2019		4,331,279	4,339,183
DigitalGlobe, Inc., Term Loan B, 3.75%, 1/31/2020		54,038	54,080
Level 3 Financing, Inc.:
Term Loan B, 4.0%, 1/15/2020		1,670,000	1,672,714
Term Loan B5, 4.5%, 1/31/2022		620,000	623,813
Syniverse Holdings, Inc., Term Loan B, 4.0%, 4/23/2019		790,160	782,258

			7,472,048
Utilities 2.8%
Calpine Corp., Term Loan B1, 4.0%, 4/1/2018		2,303,125	2,309,470
NRG Energy, Inc., Term Loan B, 2.75%, 7/2/2018		4,006,963	4,006,121

			6,315,591

Total Loan Participations and Assignments (Cost $89,757,882)			89,671,930
Convertible Bond 0.3%
Materials
GEO Specialty Chemicals, Inc., 144A, 7.5%, 3/31/2015 (Cost $432,221)		428,424	740,102
Preferred Security 0.3%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $460,782)		675,000	607,500

		Shares	Value ($)
Common Stocks 0.0%
Consumer Discretionary 0.0%
Dawn Holdings, Inc.* (d)		7	20,612
Industrials 0.0%
Congoleum Corp.*		7,900	0
Quad Graphics, Inc.		109	2,554

			2,554
Materials 0.0%
GEO Specialty Chemicals, Inc.*		7,125	4,725
GEO Specialty Chemicals, Inc. 144A*		649	430

			5,155

Total Common Stocks (Cost $114,215)			28,321
Preferred Stock 0.4%
Financials
Ally Financial, Inc. Series G, 144A, 7.0% (Cost $856,578)		896	902,860
Warrants 0.0%
Materials
GEO Specialty Chemicals, Inc., Expiration Date 3/31/2015*		39,514	25,909
Hercules Trust II, Expiration Date 3/31/2029*		400	2,932

Total Warrants (Cost $87,876)			28,841

		Contract Amount	Value ($)
Call Options Purchased 0.0%
Options on Interest Rate Swap Contracts
Pay Fixed Rate - 3.72% - Receive Floating - 3-Month LIBOR, Swap Expiration Date 4/22/2026, Option Expiration Date 4/20/20161 (Cost $44,415)		900,000	3,954

		Shares	Value ($)
Cash Equivalents 2.8%
Central Cash Management Fund, 0.06% (e) (Cost $6,234,240)		6,234,240	6,234,240

		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $315,298,774) †		137.8	312,722,121
Other Assets and Liabilities, Net		0.7	1,534,134
Notes Payable		(38.5)	(87,360,000)

Net Assets		100.0	226,896,255

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds that are in default:

Security	Coupon	Maturity Date	Principal Amount		Cost ($)	Value ($)
Energy Future Holdings Corp.*	6.5%	11/15/2024	USD	400,000	238,762	372,000
Hellas Telecommunications Finance*	8.071%	7/15/2015	EUR	278,431	79,885	0

					318,647	372,000

*	Non-income producing security.
**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of February 28, 2015.

†
The cost for federal income tax purposes was $315,259,708.  At February 28, 2015, net unrealized depreciation for all securities based on tax cost was $2,537,587.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $6,223,428 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $8,761,015.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	When-issued security.
(c)	Government-backed debt issued by financial companies or government sponsored enterprises.
(d)
The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities").  Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933.  The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security.  Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.  This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund.  The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Dawn Holdings, Inc.*	August 2013	26,381	20,612	0.01

(e) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: London Interbank Offered Rate; 3-Month LIBOR rate as of February 28, 2015 was 0.26%.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust
At February 28, 2015, open written options contracts were as follows:
Options on Interest Rate Swap Contracts

	Swap Effective/ Expiration Date	Contract Amount		Option Expiration Date	Premiums Received ($)	Value ($) (f)

Call Options
Receive Fixed - 4.22% - Pay Floating - 3-Month LIBOR	4/22/2016 4/22/2026	900,000	1	4/20/2016	32,085	(1,654)

(f)	Unrealized appreciation on written options on interest rate swap contracts at February 28, 2015 was $30,431.
At February 28, 2015, open credit default swap contracts sold were as follows:

Bilateral Swaps

Effective/ Expiration Date	Notional Amount ($) (g)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (h)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)

6/20/2013 9/20/2018	1,000,0002	5.0%	Sprint Communications, Inc., 6.0%, 12/1/2016, B+	80,318	42,264	38,054
12/22/2014 3/20/2020	355,0003	5.0%	General Motors Corp., 6.25%, 10/2/2043, BBB-	63,702	57,124	6,578
Total unrealized appreciation	44,632

(g)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

(h)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

Counterparties:
1	Nomura International PLC
2	Bank of America
3	Credit Suisse
At February 28, 2015, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

MXN	9,700,000	USD	655,907	3/31/2015	7,755	JPMorgan Chase Securities, Inc.
USD	651,786	MXN	9,800,000	3/31/2015	3,048	BNP Paribas
USD	326,009	MXN	4,900,000	3/31/2015	1,408	Barclays Bank PLC
PLN	1,410,000	USD	387,534	4/7/2015	7,772	BNP Paribas
USD	1,125,796	INR	70,700,000	4/22/2015	2,996	Commonwealth Bank of Australia
Total unrealized appreciation					22,979

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

MXN	14,700,000	USD	982,223	3/31/2015	(29)	BNP Paribas
USD	1,125,796	INR	70,700,000	5/11/2015	(1,209)	Commonwealth Bank of Australia
Total unrealized depreciation					(1,238)

Currency Abbreviations

ARS	Argentine Peso
BRL	Brazilian Real
EUR	Euro
HUF	Hungarian Forint
INR	Indian Rupee
MXN	Mexican Peso
PLN	Polish Zloty
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (i)
Corporate Bonds	$—	$191,935,975	$0	$191,935,975
Government & Agency Obligations	—	22,568,398	—	22,568,398
Loan Participations and Assignments	—	89,252,460	419,470	89,671,930
Convertible Bond	—	—	740,102	740,102
Preferred Security	—	607,500	—	607,500
Common Stocks (i)	2,554	—	25,767	28,321
Preferred Stock	—	902,860	—	902,860
Warrants	—	—	28,841	28,841
Short-Term Investments	6,234,240	—	—	6,234,240
Derivatives (j)
Purchased Options	—	3,954	—	3,954
Credit Default Swap Contracts	—	44,632	—	44,632
Forward Foreign Currency Exchange Contracts	—	22,979	—	22,979

Total	$6,236,794	$305,338,758	$1,214,180	$312,789,732

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (j)
Written Options	$—	$(1,654)	$—	$(1,654)
Forward Foreign Currency Exchange Contracts	—	(1,238)	—	(1,238)

Total	$—	$(2,892)	$—	$(2,892)

There have been no transfers between fair value measurement levels during the period ended February 28, 2015.
(i)	See Investment Portfolio for additional detailed categorizations.
(j)	Derivatives include value of options purchased and written options, unrealized appreciation (depreciation) on credit default swap contracts and forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of February 28, 2015 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps	Forward Currency Contracts	Options
Credit Contracts	$44,632	$—	$—
Foreign Exchange Contracts	$—	$21,741	$—
Interest Rate Contracts	$—	$—	$(10,030)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Multi-Market Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 22, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 22, 2015